UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  3/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RICs) - 67.03%
	Blend - 6.18%
24,017	Fairholme Fund		$ 738,037
14,218	Matthew 25 Fund		186,686
			924,723

	Commodity - 0.11%
500	PowerShares DB Precious Metals Fund +		16,995

	Contrarian - 4.96%
86,438	Prudent Bear Fund		571,357
300	UltraShort Financials ProShares		35,178
700	UltraShort MSCI EAFE ProShares		59,843
800	UltraShort Russell2000 Value ProShares		76,016
			742,394

	Global - 8.07%
27,257	First Eagle Global Fund		1,208,312

	Growth - 6.88%
38,504	Baron Partners Fund		789,725
538	Baron Small Cap Fund		11,076
12,036	Legg Mason Opportunity Trust		177,658
2,105	Satuit Capital Micro Cap Fund		45,533
594	Tilson Focus Fund		5,537
			1,029,529

	International - 7.71%
12,925	Artisan International Value Fund, Investor Shares		312,403
3,428	Dodge & Cox International Stock Fund		140,751
10,280	Third Avenue International Value Fund		193,776
14,493	Tweedy Browne Global Value Fund		394,360
6,664	Wasatch International Growth Fund		113,094
			1,154,384

	Sector - Energy - 3.23%
8,294	T Rowe Price New Era Fund		483,532

	Sector - Finance - Investment - 1.02%
48,800	Vietnam Opportunity Fund, Ltd. +		152,744

	Sector - Real Estate - 0.06%
346	Third Avenue Real Estate Value Fund		9,005

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

Shares	Security		Value

	Value - 28.81%
100	Aegis Value Fund		$ 1,205
173	Brown Advisory Small Cap Value Fund		1,936
7,248	First Manhattan Strategic Value Fund (a)		153,160
0.13	John Hancock Funds II - Classic Value Fund		1
33,704	Kinetics Paradigm Fund		873,947
20,652	Longleaf Partners Fund		610,255
181	New River Small Cap Fund		2,620
874	Oakmark Global Select Fund		7,940
244	Oakmark Select Fund		5,733
7,821	Pinnacle Value Fund		118,482
17,075	Presidio Fund		219,068
24,983	Royce Select Fund		429,453
48,663	T Rowe Price Africa & Middle East Fund		623,371
789	Third Avenue Small Cap Value Fund		17,956
191	Third Avenue Value Fund		10,196
90,794	Wintergreen Fund		1,238,430
			4,313,753

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $9,565,895)		10,035,371

	COMMON STOCKS - 28.99%
	Basic Materials - 1.28%
	Mining - 1.28%
2,000	Anglo American PLC, ADR		59,540
18,000	Anglo Potash, Ltd. +		97,582
5,150	Dundee Precious Metals, Inc. +		34,299
			191,421
	Communications - 2.37%
	Broadcast Services/Media - 2.37%
11,005	DG FastChannel, Inc. +		211,076
1,100	Liberty Media Corp., Capital +		17,314
4,000	Liberty Media Corp., Capital, Class A +		90,560
1,600	Liberty Media Corp., Capital, Class B +		35,744
			354,694
	Consumer Cyclical - 0.35%
	Entertainment - 0.35%
150,000	Bingo.com, Ltd. +		52,500

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

Shares	Security		Value

	Consumer Non-Cyclical - 0.40%
	Commercial Services - 0.40%
68,500	Zhejiang Expressway Co., Ltd.		$ 60,623

	Energy - 1.02%
	Oil & Gas Services - 1.02%
24,000	Aeroquest International, Ltd. +		55,111
1,900	Gazprom OAO		96,900
			152,011

	Financials - 19.71%
	Diversified Financials - 2.61%
8,800	Hong Kong Exchanges and Clearing, Ltd.		153,120
9,500	International Assets Holding Corp. +		237,120
			390,240

	Insurance - 1.65%
2,217	Enstar Group, Ltd. +		246,686

	Investment Companies - 13.57%
140	Berkshire Hathaway, Inc., Class B +		626,205
250	Capital Southwest Corp.		30,930
1,500	Corporacion Financiera Alba, SA **		98,948
104,000	Hotung Investment Holdings, Ltd.		15,600
14,500	Investor AB, Class A **		318,275
7,329	Jardine Matheson Holdings, Ltd.		174,797
14,000	Leucadia National Corp.		633,080
1,500	MVC Captital, Inc.		22,860
4,644	Remgro, Ltd. **		111,967
			2,032,662

	Money Management - 1.72%
210,400	Coronation Fund Managers, Ltd.		161,816
1,700	Legg Mason, Inc.		95,166
			256,982

	REITs - 0.16%
5,800	Winthrop Realty Trust		23,896

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

Shares	Security		Value

	Food & Beverages - 0.53%
	Beverages - 0.53%
6,000	Big Rock Brewery Income Trust		$ 79,200

	Industrials - 2.59%
	Machinery - 0.62%
695,000	GRP, Ltd.		93,295

	Transportation - 1.97%
3,800	Siem Industries, Inc. +		294,975

	Technology - 0.74%
	Software - 0.74%
281,500		6356095 Canada Inc. (formerly Excapsa Software, Inc.) ++ (a)	39,748
68,802	Infowave Holdings, Ltd.		4,233
4,900	Software Service, Inc.		66,705
			110,686

	TOTAL COMMON STOCKS
	(Cost $3,572,853)		4,339,871

	LIMITED PARTNERSHIP - 3.56%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		532,769
Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

Shares	Security		Value

	SHORT-TERM INVESTMENTS - 0.58%
	Money Market Mutual Funds - 0.58%
87,199	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $87,199)		$ 87,199

	TOTAL INVESTMENTS
	(Cost $13,675,947*)	100.16%	$ 14,995,210

	Liabilities in excess of other assets	-0.16%	(22,335)

	TOTAL NET ASSETS	100.00%	$ 14,972,875

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 3.82% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 4.85% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation :		$1,788,828
	Unrealized depreciation:		(469,565)
	Net unrealized appreciation:		$1,319,263

** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

RIC - Registered Investment Company
ADR - American Depositary Receipts

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

Shares	Security		Value

	MUTUAL FUNDS/EXCHANGE TRADED FUNDS - 3.81%
	Commodity - 0.62%
1,500	PowerShares DB Precious Metals Fund +		$ 50,985

	Contrarian - 3.19%
700	UltraShort Financials ProShares		82,082
1,000	UltraShort MSCI EAFE ProShares		85,490
1,000	UltraShort Russell 2000 Value ProShares		95,020
			262,592

		TOTAL MUTUAL FUNDS/EXCHANGE TRADED FUNDS
	(Cost $329,228)		313,577

	COMMON STOCKS - 83.59%
	Basic Materials - 12.26%
	Chemicals - 1.78%
50,000	Freeworld Coatings, Ltd. +		54,144
100	Rosier		47,378
170,000	Thai Central Chemical PCL		44,815
			146,337

	Mining - 10.48%
4,300	Anglo American PLC, ADR		128,011
26,500	Anglo Potash, Ltd.+		143,662
80,000	Birim Goldfields, Inc. + **		21,052
7,150	Dundee Precious Metals, Inc. +		47,619
2,000	Franco-Nevada Corp. +		38,604
20,000	High River Gold Mines, Ltd. +		55,952
3,000	Kazakhmys PLC		95,222
6,640	MMC Norilsk Nickel		184,592
6,000	Richmont Mines, Inc. +		21,660
1,000	Royal Gold, Inc.		30,170
275,000	Univenture PCL		23,932
12,075	Vista Gold Corp. +		53,009
100,000	Volta Resources, Inc. +		20,000
			863,485
	Communications - 1.97%
	Broadcast Services/Media - 0.33%
1,200	Liberty Media Corp., Capital +		26,808

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

Shares	Security		Value

	Telecommunications - 1.64%
54,332	Electronic System Technology, Inc.		$ 43,466
1,800	MTN Group, Ltd.		27,244
3,000	SK Telecom, Co., Ltd.		64,830
			135,540

	Consumer Cyclical - 6.45%
	Auto Parts & Equipment - 0.32%
2,000	NGK Spark Plug Co., Ltd.		26,041

	Distribution/ Wholesale - 0.56%
345,000	GRP, Ltd.		46,312

	Entertainment - 4.37%
85,900	African Media Entertainment		297,846
174,096	Bingo.com, Ltd. +		60,934
			358,780

	Lodging - 1.20%
550,000	NagaCorp, Ltd.		99,000

	Consumer Non-Cyclical - 13.53%
	Agriculture - 0.51%
40,500	Chaoda Modern Agriculture		41,715

	Beverages - 3.24%
6,800	Asia Pacific Breweries, Ltd.		65,229
600	Diageo, PLC		48,792
600	Laurent- Perrier		94,817
300,000	Thai Beverage, PCL		57,686
			266,524

	Commercial Services - 5.32%
1,100	Apollo Group, Inc. +		47,520
1,400	Conrad Industries, Inc. +		18,900
3,700	Park24 Co., Ltd.		36,392
130,000	Saferoads Holdings, Ltd.		290,743
50,000	Zhejiang Expressway, Co., Ltd.		44,250
			437,805

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

Shares	Security		Value

	Food - 1.34%
210,000	First Natural Foods Holdings, Ltd.		$ 24,284
500	Nestle SA		62,718
4,000	Select Harvests, Ltd.		23,552
			110,554

	Healthcare Services - 2.18%
2,300	Aetna, Inc.		96,807
7,000	Haw Par Corp., Ltd. **		34,895
4,700	United- Guardian, Inc.		48,128
			179,830

	Pharmaceuticals - 0.94%
2,000	Astellas Pharma, Inc.		77,561

	Energy - 11.89%
	Oil & Gas Services - 11.89%
53,800	Aeroquest International, Ltd. +		123,541
5,500	Atlas America, Inc.		332,420
600	Cimarex Energy Co.		32,844
2,500	CVR Energy, Inc. +		57,575
6,300	Enerflex Systems Income Fund		65,287
3,600	Gazprom OAO		183,600
2,000	Helmerich & Payne, Inc.		93,740
1,500	Linn Energy, LLC.		28,500
600	Petroleo Brasileiro SA		61,266
			978,773

	Financials - 28.72%
	Diversified Financials - 6.37%
11,500	Hong Kong Exchanges & Clearing		200,100
8,116	International Asset Holding Corp. +		202,575
15,000	Singapore Exchange, Ltd.		86,250
7,000	Winmill & Co., Inc. +		35,980
			524,905

	Insurance - 6.65%
100	Berkshire Hathaway, Inc. +		447,290
900	Enstar Group, Inc. +		100,143
			547,433

	Investment Companies - 11.41%
100	Corporacion Financiera Alba, SA **		6,597

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

Shares	Security		Value

	Investment Companies - 11.41% (Continued)
206,000	Hotung Investment Holdings, Ltd. **		$ 30,900
3,100	Investor AB, Class A **		68,045
11,400	Jardine Matheson Holdings, Ltd.		271,890
9,300	Leucadia National Corp.		420,546
1,500	MVC Capital, Inc.		22,860
2,500	Remgro, Ltd. **		60,275
3,000	Vostok Nafta Investment, Ltd. +		58,179
			939,292

	Money Management - 3.83%
265,000	Coronation Fund Managers, Ltd.		203,808
2,000	Legg Mason, Inc.		111,960
			315,768

	Real Estate - 0.46%
160,000	Emperor Entertainment Hotel, Ltd.		37,621

	Industrials - 5.17%
	Aerospace/Defense - 0.08%
500	Opt-Sciences, Corp. +		6,750

	Electronics - 1.02%
4,625	Tech/Ops Sevcon, Inc.		32,375
1,500	Tyco Electronics, Ltd.		51,480
			83,855

	Engineering & Construction - 0.41%
2,500	Murray & Roberts Holdings, Ltd.		33,525

	Environmental Control - 0.42%
85,000	Questor Technology, Inc. +		34,379

	Transportation - 3.24%
3,441	Siem Industries, Inc.		267,108

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008 (Unaudited)

Shares	Security		Value

	Technology - 3.44%
	Software - 3.44%
2,217,199	Infowave Holdings, Ltd.		$ 136,418
10,800	Software Service, Inc.		147,024
			283,442

	Utilities - 0.16%
	Water - 0.16%
733	Artesian Resources Corp.		13,582

	TOTAL COMMON STOCKS
	(Cost $6,787,502)		6,882,725

	SHORT-TERM INVESTMENTS - 7.24%
	Money Market Mutual Funds - 7.24%
596,420	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $596,420)		596,420

	TOTAL INVESTMENTS
	(Cost $7,713,150*)	94.64%	$ 7,792,722

	Assets in excess of other liabilities	5.36%	441,457

	TOTAL NET ASSETS	100.00%	$ 8,234,179

+ Non-income producing securities.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$494,148
	Unrealized depreciation:		(414,576)
	Net unrealized appreciation:		$79,572

** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

ADR - American Depositary Receipts

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of March 31, 2008, the Fund held three securities for which market quotations were not readily available.  The market value of these securities represented 4.85% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/28/08

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

5/28/08